Financial Instruments - Schedule of Financial assets amortized cost (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments - Schedule of Financial assets amortized cost (Details) [Line Items]
Gross Carrying Amount, Total	$ 1,728,766	$ 351,683
Less Allowance, Total	1,728,766	351,683
Net Carrying Amount, Total	1,728,766	351,683
Financial instruments credit-impaired [member]
Financial Instruments - Schedule of Financial assets amortized cost (Details) [Line Items]
Gross Carrying Amount, Trade receivables	1,728,766	351,683
Less Allowance, Trade receivables	1,728,766	351,683
Net Carrying Amount, Trade receivables	1,728,766	351,683
Gross carrying amount [member]
Financial Instruments - Schedule of Financial assets amortized cost (Details) [Line Items]
Gross Carrying Amount, Total	1,990,473	360,385
Less Allowance, Total	1,990,473	360,385
Net Carrying Amount, Total	1,990,473	360,385
Gross carrying amount [member] | Financial instruments credit-impaired [member]
Financial Instruments - Schedule of Financial assets amortized cost (Details) [Line Items]
Gross Carrying Amount, Trade receivables	1,990,473	360,385
Less Allowance, Trade receivables	1,990,473	360,385
Net Carrying Amount, Trade receivables	1,990,473	360,385
Accumulated impairment [member]
Financial Instruments - Schedule of Financial assets amortized cost (Details) [Line Items]
Gross Carrying Amount, Total	261,707	8,702
Less Allowance, Total	261,707	8,702
Net Carrying Amount, Total	261,707	8,702
Accumulated impairment [member] | Financial instruments credit-impaired [member]
Financial Instruments - Schedule of Financial assets amortized cost (Details) [Line Items]
Gross Carrying Amount, Trade receivables	261,707	8,702
Less Allowance, Trade receivables	261,707	8,702
Net Carrying Amount, Trade receivables	$ 261,707	$ 8,702